Classification of Current and Non-current - Classification of Current and Non-current Assets and Liabilities on Basis of Collection and Settlement Period (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Assets
Cash and cash equivalents	¥ 363,083	¥ 369,811	¥ 744,323	¥ 859,313
Guarantee deposits	74,139	244,229
Call loans	40,014	63,000
Accounts receivable	150,372	141,054
Loans and advances to customers	2,512,851	1,927,607
Securities	1,736,835	1,075,748
Other financial assets	32,293	23,130
Property and equipment	14,879	14,493
Right-of-use assets	12,175	14,799	¥ 8,852
Intangible assets	66,466	65,672
Goodwill	15,157	15,157
Investments accounted for using equity method	12,762	1,012
Deferred tax assets	107,275	49,392
Other assets	37,711	37,001
Total assets	5,176,012	4,042,105
Liabilities
Deposits	2,952,495	2,385,939
Accounts payable	1,122,338	949,397
Income tax payables	13,073	6,477
Borrowings	564,956	399,578
Other financial liabilities	48,116	34,207
Provisions	7,403	7,041
Lease liabilities	9,549	12,097
Deferred tax liabilities	206	377
Other liabilities	27,115	23,261
Total liabilities	4,745,251	3,818,374
12 Months or Less
Assets
Cash and cash equivalents	363,083	369,811
Guarantee deposits	74,139	244,229
Call loans	40,014	63,000
Accounts receivable	150,372	141,054
Loans and advances to customers	1,045,113	794,538
Securities	344,867	225,867
Other financial assets	29,324	19,372
Other assets	6,668	5,742
Total assets	2,053,580	1,863,613
Liabilities
Deposits	2,935,149	2,371,052
Accounts payable	1,122,338	949,396
Income tax payables	13,073	6,477
Borrowings	391,681	201,978
Other financial liabilities	47,793	34,203
Provisions	3,412	3,662
Lease liabilities	2,322	2,739
Other liabilities	26,701	22,610
Total liabilities	4,542,469	3,592,117
Over 12 Months
Assets
Loans and advances to customers	1,467,738	1,133,069
Securities	1,391,968	849,881
Other financial assets	2,969	3,758
Property and equipment	14,879	14,493
Right-of-use assets	12,175	14,799
Intangible assets	66,466	65,672
Goodwill	15,157	15,157
Investments accounted for using equity method	12,762	1,012
Deferred tax assets	107,275	49,392
Other assets	31,043	31,259
Total assets	3,122,432	2,178,492
Liabilities
Deposits	17,346	14,887
Accounts payable		1
Borrowings	173,275	197,600
Other financial liabilities	323	4
Provisions	3,991	3,379
Lease liabilities	7,227	9,358
Deferred tax liabilities	206	377
Other liabilities	414	651
Total liabilities	¥ 202,782	¥ 226,257